Employee Benefit Plans (Information about the Fair Value of Plan Assets) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Equities [Member] USD ($)	Mar. 31, 2011 Equities [Member] JPY (¥)	Mar. 31, 2010 Equities [Member] JPY (¥)	Mar. 31, 2011 Equities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Equities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Equities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] JPY (¥)	Mar. 31, 2010 Private Equity [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] USD ($)	Mar. 31, 2011 Japanese Government Securities [Member] JPY (¥)	Mar. 31, 2010 Japanese Government Securities [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] USD ($)	Mar. 31, 2010 Japanese Agency and Municipal Securities [Member] JPY (¥)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2010 Japanese Agency and Municipal Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Foreign Government Securities [Member] USD ($)	Mar. 31, 2010 Foreign Government Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2010 Foreign Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Foreign Government Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] USD ($)	Mar. 31, 2010 Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Bank and Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Investment Trust Funds And Other [Member] USD ($)		Mar. 31, 2011 Investment Trust Funds And Other [Member] JPY (¥)		Mar. 31, 2010 Investment Trust Funds And Other [Member] JPY (¥)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2010 Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2010 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Life Insurance Company General Accounts [Member] USD ($)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2010 Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Life Insurance Company General Accounts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] USD ($)	Mar. 31, 2011 Other Assets [Member] JPY (¥)	Mar. 31, 2010 Other Assets [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Other Assets [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Other Assets [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] JPY (¥)
Pension plan assets	$ 1,459	¥ 120,727	¥ 122,632	$ 279	¥ 23,121	¥ 28,803	$ 279	¥ 23,121	¥ 28,803	$ 10	¥ 838	¥ 892	$ 10	¥ 838	¥ 892	$ 569	¥ 47,099	¥ 48,365	$ 569	¥ 47,099	¥ 48,365		¥ 275		¥ 275				¥ 3,751		¥ 3,751				¥ 520			¥ 520		$ 328	[1]	¥ 27,097	[1]	¥ 20,601	[1]	$ 221	[1]	¥ 18,290	[1]	¥ 11,230	[1]	$ 107	[1]	¥ 8,807	[1]	¥ 9,371	[1]	$ 234	¥ 19,344	¥ 18,204	$ 234	¥ 19,344	¥ 18,204	$ 39	¥ 3,228	¥ 1,221	$ 39	¥ 3,228	¥ 1,221	$ 848	¥ 70,220	¥ 81,194	$ 494	¥ 40,862	¥ 31,175	$ 117	¥ 9,645	¥ 10,263

[1]	Includes hedge funds and real estate funds.